Nature of Operations and Reorganization (Tables)	12 Months Ended
Dec. 31, 2023
Nature of Operations and Reorganization
Schedule of ownership structure of the major subsidiaries and VIE

		Percentage of
		Direct or Indirect
	Place and year of	Economic
Major subsidiaries	Incorporation	Ownership	Principal activities
36Kr Holding Limited (“36Kr BVI” or “BVI Subsidiary”)	British Virgin Islands, established in 2018	100%	Investment holding
36Kr Holdings (HK) Limited (“36Kr HK” or “HK Subsidiary”)	Hong Kong, established in 2018	100%	Investment holding
Tianjin Duoke Investment Co., Ltd. (“Tianjin Duoke”)	The PRC, established in 2019	100%	Investment holding
Tianjin Dake Information Technology Co., Ltd. (“Tianjin Dake”)	The PRC, established in 2019	100%	Management consulting
Beijing Dake	The PRC, established in 2019	100%	Management consulting
Nanjing Dake Information Technology Co., Ltd. (“Nanjing Dake”)	The PRC, established in 2021	100%	Management consulting

		Percentage of
	Place and year of	Economic
VIE	Incorporation	Ownership	Principal activities
Beijing Duoke	The PRC, established in 2016	99%	36Kr Business

		Percentage of
	Place and year of	Economic
VIE Major subsidiary	Incorporation	Ownership	Principal activities
Zhejiang Pinxin Technology Co., Ltd.	The PRC, established in 2019	99%	Investment holding

Schedule of financial information of the Group's VIE and the VIE's subsidiaries included in the accompanying consolidated financial statements

	December 31,	December 31,
	2022	2023
	RMB’000	RMB’000
Current assets:
Cash and cash equivalents	101,659	27,413
Restricted cash	100	—
Short‑term investments	22,247	36,850
Accounts receivable, net	197,503	139,408
Amounts due from the Company and its subsidiaries	16,361	19,004
Receivables due from related parties of the Group	804	—
Prepayments and other current assets	15,913	15,292
Non‑current assets:
Property and equipment, net	2,428	7,365
Intangible assets, net	1,249	2,079
Long-term investments, net	126,434	131,467
Operating lease right-of-use assets, net	30,911	34,454
Total assets	515,609	413,332
Current liabilities:
Accounts payable	53,465	60,376
Salary and welfare payables	33,998	25,605
Taxes payable	6,844	2,841
Deferred revenue	24,575	23,428
Amounts due to the Company and its subsidiaries	155,818	141,457
Amounts due to related parties of the Group	312	261
Accrued liabilities and other payables	23,185	20,634
Short-term bank loan	9,950	9,950
Operating lease liabilities	31,293	8,953
Non-current liabilities:
Operating lease liabilities	15,093	26,826
Other non-current liabilities	615	174
Total liabilities	355,148	320,505

	For the year Ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Inter-company revenues	25	—	—
Third-party revenues	316,632	320,526	340,058
Cost of revenues	(147,654)	(211,698)	(212,747)
Gross profit	169,003	108,828	127,311
Operating expenses	(190,249)	(131,984)	(198,610)
Loss from operations	(21,246)	(23,156)	(71,299)
Gain on disposal of a subsidiary	—	38,019	3,366
Share of (loss)/income from equity method investments	26	523	(546)
Long-term investments (loss)/income, net	—	15,964	(8,079)
Short-term investments income	1,768	1,262	706
Others, net	5,602	9,402	7,689
(Loss)/income before income tax	(13,850)	42,014	(68,163)
Income tax credit/(expense)	(111)	(361)	43
Net (loss)/income	(13,961)	41,653	(68,120)

	For the year Ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Net cash (used in)/provided by operating activities	266,927	77,322	(123,798)
Purchase of short-term investments	(571,110)	(417,490)	(312,270)
Proceeds from maturities of short-term investments	594,927	494,709	296,221
Investment in long-term investments	(30,950)	(38,970)	(9,500)
Loan paid to inter-company entities	(5,000)	—	—
Loan collected from related parties	—	2,000	—
Loan collected from inter-company entities	5,000	100	—
Cash received from customer in relation to advertisement agent services	26,295	70,208	68,838
Cash paid on behalf of the customer in relation to advertisement agent services	(179,036)	(64,054)	—
Others	(4,180)	(3,361)	(4,571)
Net cash (used in)/provided by investing activities	(164,054)	43,142	38,718
Capital injection from noncontrolling interest shareholders	750	174	255
Proceeds from loans provided by inter-company entities	25,010	—	25,400
Repayments of loans provided by inter-company entities	(103,080)	(65,876)	(15,147)
Others	5,000	4,950	226
Net cash used in financing activities	(72,320)	(60,752)	10,734
Net (decrease)/increase in cash, cash equivalents and restricted cash	30,553	59,712	(74,346)
Cash, cash equivalents and restricted cash at beginning of year	11,494	42,047	101,759
Cash, Cash equivalents and restricted cash at end of year	42,047	101,759	27,413